SCHEDULES OF CONCENTRATION OF RISK (Details) - USD ($)		12 Months Ended
		Sep. 30, 2025		Sep. 30, 2024		Sep. 30, 2023
Concentration Risk [Line Items]
Accounts receivable		$ 448,500		$ 266,379
Purchase amount		92,907
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Revenues		$ 396,373			[1],[2]		[1],[2]
Concentration risk percentage		20.30%			[1],[2]		[1],[2]
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Revenues			[1],[2]	$ 693,122			[1],[2]
Concentration risk percentage			[1],[2]	25.70%			[1],[2]
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Revenues			[1],[2]	$ 491,525		$ 592,240
Concentration risk percentage			[1],[2]	18.20%		21.10%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Concentration Risk [Line Items]
Revenues			[1],[2]		[1],[2]	$ 563,141
Concentration risk percentage			[1],[2]		[1],[2]	20.10%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer E [Member]
Concentration Risk [Line Items]
Revenues			[1],[2]		[1],[2]	$ 307,255
Concentration risk percentage			[1],[2]		[1],[2]	10.90%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer [Member]
Concentration Risk [Line Items]
Revenues		$ 396,373		$ 1,184,647		$ 1,462,636
Concentration risk percentage		20.30%		43.90%		52.10%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage		21.70%			[1],[2]
Accounts receivable		$ 100,617			[1],[2]
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration risk percentage			[1],[2]	16.50%
Accounts receivable			[1],[2]	$ 47,302
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration risk percentage		20.70%		30.00%
Accounts receivable		$ 96,390		$ 85,979
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage		66.60%		64.40%
Accounts receivable		$ 309,462		$ 184,637
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer F [Member]
Concentration Risk [Line Items]
Concentration risk percentage		24.20%			[1],[2]
Accounts receivable		$ 112,455			[1],[2]
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer G [Member]
Concentration Risk [Line Items]
Concentration risk percentage			[1],[2]	17.90%
Accounts receivable			[1],[2]	$ 51,356
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier A [Member]
Concentration Risk [Line Items]
Concentration risk percentage		28.30%		10.50%			[1]
Purchase amount		$ 543,833		$ 239,896			[1]
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier B [Member]
Concentration Risk [Line Items]
Concentration risk percentage		11.20%			[1]		[1]
Purchase amount		$ 215,599			[1]		[1]
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier C [Member]
Concentration Risk [Line Items]
Concentration risk percentage			[1]	4.60%			[1]
Purchase amount			[1]	$ 332,975			[1]
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier D [Member]
Concentration Risk [Line Items]
Concentration risk percentage	[1]					15.30%
Purchase amount	[1]					$ 334,281
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier [Member]
Concentration Risk [Line Items]
Concentration risk percentage		39.50%		25.10%		15.30%	[1]
Purchase amount		$ 759,432		$ 572,871		$ 334,281	[1]
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier [Member]
Concentration Risk [Line Items]
Concentration risk percentage		100.00%			[1]
Purchase amount		$ 92,907			[1]
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier A [Member]
Concentration Risk [Line Items]
Concentration risk percentage		100.00%			[1]
Purchase amount		$ 92,907			[1]

[1]	represetad the pecettag below 10%
[2]	represetad the pecettag below 10%